EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2015
EARNINGS PER SHARE
EARNINGS PER SHARE

10. EARNINGS PER SHARE

        Basic earnings per share and diluted earnings per share were calculated as follows:

	Nine-month period ended September 30, 2014	Nine-month period ended September 30, 2015
	RMB	RMB
Numerator:
Net income attributable to Ctrip's shareholders	467,164,487	2,431,928,022
Eliminate the dilutive effect of interest expense of convertible bond	9,190,333	145,195,565

Numerator for diluted earnings per share	476,354,820	2,577,123,587

Denominator:
Denominator for basic earnings per ordinary share—weighted average ordinary shares outstanding	34,038,621	35,460,682
Dilutive effect of share options	3,059,411	3,033,214
Dilutive effect of convertible bond	1,727,690	6,134,484
Dilutive effect of convertible bond sold warrants	892,676	497,812

Denominator for diluted earnings per ordinary share	39,718,398	45,126,192

Basic earnings per ordinary share	13.72	68.58

Diluted earnings per ordinary share	11.99	57.11

Basic earnings per ADS	1.72	8.58

Diluted earnings per ADS	1.50	7.14

        Note *—On November 18, the Company also announced that it will change the ratio of its American depositary shares ("ADSs") to ordinary shares from four (4) ADSs representing one (1) ordinary share to eight (8) ADSs representing one (1) ordinary share, effective December 1, 2015. The earning per share of the Company for the periods presented in this financial statement has been retrospectively adjusted to reflect such effect.

        The 2018 convertible senior notes and the Priceline convertible notes were not included in the computation of diluted EPS in the nine-month period ended September, 30, 2014 because the inclusion of such instrument would be anti-dilutive.

        For the nine-month period ended September 30, 2014 and 2015, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	Nine-month period ended September 30, 2014	Nine-month period ended September 30, 2015
	RMB	RMB
2018 convertible senior notes	2,551,346	—
Priceline convertible notes	303,891	—
Outstanding weighted average stock options	72,302	430,029
Sold Warrants	1,950,251	2,048,305

	4,877,790	2,478,334